Virtus Low Duration Income Fund,

a series of Virtus Opportunities Trust

Supplement dated November 4, 2016 to the Statutory Prospectuses dated September 23, 2016, as supplemented

Important Notice to Investors

Effective December 22, 2016, the Class A sales charges and finder’s fees applicable to Virtus Low Duration Income Fund will change as described in this supplement.

In the section “Sales Charges” on page 34 of the fund’s Statutory Prospectus, the paragraph captioned “Class A Shares” will be replaced in its entirety with the following:

Class A Shares. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to the following: for Virtus Low Duration Income Fund, 2.25% of the offering price (2.30% of the amount invested); for Virtus Tax-Exempt Bond Fund, 2.75% of the offering price (2.83% of the amount invested); and for Virtus Emerging Markets Opportunities Fund, 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See “Initial Sales Charge Alternative—Class A Shares” and “Class A Sales Charge Reductions and Waivers” below.) Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions on which a finder's fee has been paid. For Virtus Low Duration Income Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds, the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. The Distributor may pay broker-dealers a finder's fee for eligible Class A Share purchases in excess of $250,000 for Virtus Low Duration Fund and eligible Class A purchases in excess of $1 million for all other funds. For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The 12- or 18-month period, as applicable, begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder's fee will be deemed to be redeemed first. Class A Shares have lower distribution and service fees (0.25%) and generally pay higher dividends than Class B Shares and Class C Shares.

The third table under “Sales Charge You May Pay to Purchase Class A Shares” on page 36 of the fund’s Statutory Prospectus will be replaced in its entirety with the following:

Virtus Low Duration Income Fund only

	Sales Charge as a Percentage of
Amount of Transaction at Offering Price	Offering Price	Amount Invested
Less than $100,000	2.25%	2.30%
$100,000 but under $250,000	1.75%	1.78%
Greater than $250,000	None	None

The disclosure under “Contingent Deferred Sales Charge You May Pay on Class A Shares” on page 37 of the fund’s Statutory Prospectus will be replaced in its entirety with the following:

Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares. For Virtus Low Duration Income Fund, the CDSC may be imposed on redemptions within

12 months of a finder’s fee being paid; for all other funds, the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The 12- or 18-month period, as applicable, begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. The CDSC will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less.

The third table under “Compensation to Dealers” on page 38 of the fund’s Statutory Prospectus will be replaced in its entirety with the following:

Virtus Low Duration Income Fund only

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but under $250,000	1.75%	1.78%	1.50%
Greater than $250,000	None	None	None

The fourth paragraph on page 38 of the fund’s Statutory Prospectus will be replaced with the following:

From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. Additionally, for Virtus Low Duration Income Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $250,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus fixed income funds and Virtus Sector Trend Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Mutual Funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC may be imposed on certain redemptions of such Class A investments. For Virtus Low Duration Income Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds, the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For all Virtus fixed income funds and Virtus Sector Trend Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 12- or 18-month period, as applicable, begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020 LDIClassA (11/2016)

Virtus Low Duration Income Fund and Virtus Multi-Sector Short Term Bond Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 4, 2016 to the Statement of Additional Information (“SAI”)

dated September 23, 2016, as supplemented

Important Notice to Investors

Effective December 22, 2016, the Class A sales charges and finder’s fees applicable to Virtus Low Duration Income Fund and Virtus Multi-Sector Short Term Bond Fund will change as described in this supplement.

The first table under “Dealer Concessions” on page 94 of the funds’ SAI will be replaced in its entirety with the following:

Virtus Low Duration Income Fund and Virtus Multi-Sector Short Term Bond Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but under $250,000	1.75%	1.78%	1.50%
Greater than $250,000	None	None	None

The second full paragraph on page 95 of the funds’ SAI will be replaced with the following:

From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. Additionally, for Virtus Low Duration Income Fund and Virtus Multi-Sector Short Term Bond Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $250,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus fixed income funds and Virtus Sector Trend Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Mutual Funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC may be imposed on certain redemptions of such Class A investments. For Virtus Low Duration Income Fund and Virtus Multi-Sector Short Term Bond Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds, the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For all Virtus fixed income funds and Virtus Sector Trend Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 12- or 18-month period, as applicable, begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of 0.25% beginning in the thirteenth month following purchase of

Class A Shares on which a finder’s fee has been paid. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

In the section “Purchase, Redemption and Pricing of Shares,” the paragraph captioned “Class A Shares” on page 109 of the funds’ SAI will be replaced in its entirety with the following:

Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a CDSC may apply on certain redemptions on which a finder's fee has been paid. For Virtus Low Duration Income Fund and Virtus Multi-Sector Short Term Bond Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds, the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For Virtus fixed income fund and Virtus Sector Trend Fund the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charges may be waived under certain conditions as determined by the Distributor. Class A Shares are subject to ongoing distribution and services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

Investors should retain this supplement with the

SAI for future reference.

VOT 8020B SAI LDI&MSSTBClassA (11/2016)